UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/16

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for those series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
May 31, 2016 (Unaudited)

Registered Investment Companies - 100.1%	Shares		Value ($)
Domestic Equity - 35.8%
Dreyfus Appreciation Fund, Cl. Y	49,480	[a]	1,871,844
Dreyfus Disciplined Stock Fund	37,813	[a]	1,221,733
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	20,929	[a]	643,342
Dreyfus Research Growth Fund, Cl. Y	173,286	[a]	2,443,325
Dreyfus Small Cap Stock Index Fund	25,560	[a]	685,523
Dreyfus Strategic Value Fund, Cl. Y	53,516	[a]	1,867,169
Dreyfus Structured Midcap Fund, Cl. Y	24,682	[a]	675,055
Dreyfus U.S. Equity Fund, Cl. Y	94,975	[a]	1,677,252
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	40,884	[a,b]	664,364
			11,749,607
Domestic Fixed Income - 48.1%
Dreyfus Bond Market Index Fund, Basic Shares	332,495	[a]	3,504,500
Dreyfus High Yield Fund, Cl. I	323,088	[a]	1,941,759
Dreyfus Intermediate Term Income Fund, Cl. Y	461,120	[a]	6,238,956
Dreyfus Ultra Short Income Fund, Institutional Shares	411,095	[a]	4,135,618
			15,820,833
Foreign Equity - 7.2%
Dreyfus Emerging Markets Fund, Cl. Y	32,420	[a]	254,173
Dreyfus Global Real Estate Securities Fund, Cl. Y	34,116	[a]	309,094
Dreyfus International Equity Fund, Cl. Y	14,722	[a]	486,254
Dreyfus International Stock Index Fund	29,513	[a]	439,745
Dreyfus/Newton International Equity Fund, Cl. Y	27,363	[a]	505,129
International Stock Fund, Cl. Y	24,683	[a]	361,846
			2,356,241
Foreign Fixed Income - 9.0%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	113,525	[a,b]	1,249,913
Dreyfus International Bond Fund, Cl. Y	110,466	[a]	1,700,075
			2,949,988
Total Registered Investment Companies (cost $32,200,094)			32,876,669
Total Investments (cost $32,200,094)	100.1%		32,876,669
Liabilities, Less Cash and Receivables	(.1%)		(20,614)
Net Assets	100.0%		32,856,055

[a]	Investment in affiliated mutual fund.
[b]	Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

† Based on net assets.
See notes to financial statements.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	83.9
Mutual Funds: Foreign	16.2
100.1

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	32,876,669	-	-	32,876,669

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2016, accumulated net unrealized appreciation on investments was $676,575, consisting of $1,826,805 gross unrealized appreciation and $1,150,230 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
May 31, 2016 (Unaudited)

Registered Investment Companies - 100.2%	Shares		Value ($)
Domestic Equity - 57.2%
Dreyfus Appreciation Fund, Cl. Y	50,841	[a]	1,923,298
Dreyfus Disciplined Stock Fund	38,334	[a]	1,238,588
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	24,969	[a]	767,534
Dreyfus Research Growth Fund, Cl. Y	196,829	[a]	2,775,294
Dreyfus Small Cap Stock Index Fund	26,010	[a]	697,601
Dreyfus Strategic Value Fund, Cl. Y	52,656	[a]	1,837,170
Dreyfus Structured Midcap Fund, Cl. Y	25,159	[a]	688,088
Dreyfus U.S. Equity Fund, Cl. Y	96,206	[a]	1,699,002
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	41,706	[a,b]	677,725
			12,304,300
Domestic Fixed Income - 25.9%
Dreyfus Bond Market Index Fund, Basic Shares	39,230	[a]	413,483
Dreyfus High Yield Fund, Cl. I	64,623	[a]	388,385
Dreyfus Intermediate Term Income Fund, Cl. Y	90,069	[a]	1,218,633
Dreyfus Ultra Short Income Fund, Institutional Shares	352,809	[a]	3,549,260
			5,569,761
Foreign Equity - 14.4%
Dreyfus Emerging Markets Fund, Cl. Y	50,868	[a]	398,805
Dreyfus Global Real Estate Securities Fund, Cl. Y	62,042	[a]	562,096
Dreyfus International Equity Fund, Cl. Y	17,542	[a]	579,405
Dreyfus International Stock Index Fund	35,241	[a]	525,086
Dreyfus/Newton International Equity Fund, Cl. Y	32,474	[a]	599,464
International Stock Fund, Cl. Y	29,364	[a]	430,474
			3,095,330
Foreign Fixed Income - 2.7%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	22,397	[a,b]	246,596
Dreyfus International Bond Fund, Cl. Y	21,642	[a]	333,078
			579,674
Total Registered Investment Companies (cost $19,709,090)			21,549,065
Total Investments (cost $19,709,090)	100.2%		21,549,065
Liabilities, Less Cash and Receivables	(.2%)		(44,007)
Net Assets	100.0%		21,505,058

[a]	Investment in affiliated mutual fund.
[b]	Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	83.1
Mutual Funds: Foreign	17.1
100.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	21,549,065	-	-	21,549,065

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2016, accumulated net unrealized appreciation on investments was $1,839,975, consisting of $2,345,267 gross unrealized appreciation and $505,292 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
May 31, 2016 (Unaudited)

Registered Investment Companies - 100.1%	Shares		Value ($)
Domestic Equity - 45.9%
Dreyfus Appreciation Fund, Cl. Y	124,335	[a]	4,703,580
Dreyfus Disciplined Stock Fund	94,159	[a]	3,042,289
Dreyfus Opportunistic Midcap Value Fund, Cl. Y	47,715	[a]	1,466,747
Dreyfus Research Growth Fund, Cl. Y	456,371	[a]	6,434,827
Dreyfus Small Cap Stock Index Fund	62,036	[a]	1,663,815
Dreyfus Strategic Value Fund, Cl. Y	131,329	[a]	4,582,077
Dreyfus Structured Midcap Fund, Cl. Y	60,450	[a]	1,653,314
Dreyfus U.S. Equity Fund, Cl. Y	233,072	[a]	4,116,058
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, Cl. Y	98,982	[a,b]	1,608,457
			29,271,164
Domestic Fixed Income - 37.4%
Dreyfus Bond Market Index Fund, Basic Shares	362,256	[a]	3,818,183
Dreyfus High Yield Fund, Cl. I	398,897	[a]	2,397,369
Dreyfus Intermediate Term Income Fund, Cl. Y	578,873	[a]	7,832,158
Dreyfus Ultra Short Income Fund, Institutional Shares	974,570	[a]	9,804,177
			23,851,887
Foreign Equity - 11.1%
Dreyfus Emerging Markets Fund, Cl. Y	125,939	[a]	987,364
Dreyfus Global Real Estate Securities Fund, Cl. Y	111,836	[a]	1,013,230
Dreyfus International Equity Fund, Cl. Y	41,834	[a]	1,381,768
Dreyfus International Stock Index Fund	82,990	[a]	1,236,552
Dreyfus/Newton International Equity Fund, Cl. Y	76,082	[a]	1,404,471
International Stock Fund, Cl. Y	69,023	[a]	1,011,879
			7,035,264
Foreign Fixed Income - 5.7%
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. Y	139,208	[a,b]	1,532,676
Dreyfus International Bond Fund, Cl. Y	137,909	[a]	2,122,417
			3,655,093
Total Registered Investment Companies (cost $61,108,589)			63,813,408
Total Investments (cost $61,108,589)	100.1%		63,813,408
Liabilities, Less Cash and Receivables	(.1%)		(78,468)
Net Assets	100.0%		63,734,940

[a]	Investment in affiliated mutual fund.
[b]	Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Domestic	83.3
Mutual Funds: Foreign	16.8
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
May 31, 2016 (Unaudited)

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	63,813,408	-	-	63,813,408

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2016, accumulated net unrealized appreciation on investments was $2,704,819, consisting of $4,779,450 gross unrealized appreciation and $2,074,631 gross unrealized depreciation.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)